UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21913
BHR Institutional Funds

(Exact name of registrant as specified in charter)
1160 West Swedesford Road, Suite 140
Berwyn, PA 19312

(Address of principal executive offices) (Zip code)
Peter Moran
BHR Fund Advisors, LP
1160 West Swedesford Road, Suite 140
Berwyn, PA 19312

(Name and address of agent for service)
Registrant’s telephone number, including area code: 610-854-0900
Date of fiscal year end: September 30
Date of reporting period: December 31, 2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
The Schedules of Investments are attached herewith.
BHR Institutional Funds
ClariVest International Equity Fund
Schedule of Investments December 31, 2008 (Unaudited)

	Number of	Market
	Shares	Value
COMMON STOCKS - 98.9%
Australia - 3.3%
Amcor, Ltd.	1,151	$4,654
BHP Billiton, Ltd.	275	5,836
Centennial Coal Co., Ltd.	1,525	3,530
CSL, Ltd.	134	3,148
David Jones, Ltd.	1,123	2,490
National Australia Bank, Ltd.	76	1,106
QBE Insurance Group, Ltd.	126	2,267
Suncorp-Metway, Ltd.	209	1,224

		24,255

Austria - 0.2%
Erste Group Bank AG	52	1,171

Belgium - 0.7%
Omega Pharma SA	94	3,528
Tessenderlo Chemie NV	50	1,503

		5,031

Denmark - 0.3%
Novo Nordisk A/S, Class B	50	2,531

Finland - 0.2%
Nokia Oyj	92	1,420

France - 5.7%
BNP Paribas	78	3,280
Credit Agricole SA	138	1,535
Unibail-Rodamco REIT	10	1,480
France Telecom SA	289	8,018
GDF Suez	188	9,231
Peugeot SA	151	2,550
Renault SA	38	980
Sanofi-Aventis SA	234	14,767

		41,841

Germany - 3.6%
Allianz SE	90	9,383
Deutsche Boerse AG	36	2,542
E.ON AG	198	7,828
K+S AG	20	1,111
RWE AG	34	3,011
Software AG	53	2,947

		26,822

Greece - 0.4%
Alapis Holding Industrial and Commercial SA	687	516
Babis Vovos International Construction SA*	73	909
National Bank of Greece SA	74	1,358

		2,783

Hong Kong - 6.1%
Cheung Kong Infrastructure Holdings, Ltd.	2,000	7,522
CLP Holdings, Ltd.	2,000	13,574
Hongkong Electric Holdings, Ltd.	2,500	14,032
Pacific Basin Shipping, Ltd.	6,000	2,725
Swire Pacific, Ltd.	1,000	6,884

		44,737

Italy - 4.3%
Assicurazioni Generali SpA	193	5,229
Enel SpA	854	5,369
ENI SpA	197	4,584
Immobiliare Grande Distribuzione REIT	676	982
See Notes to Schedule of Investments.

	Number of	Market
	Shares	Value
Intesa Sanpaolo SpA	493	1,739
Telecom Italia SpA	2,795	4,468
UniCredit SpA	1,240	3,008
Unione di Banche Italiane SCPA	453	6,480

		31,859

Japan - 30.6%
Central Japan Railway Co.	1	8,571
Dena Co., Ltd.	1	3,137
DOUTOR NICHIRES Holdings Co., Ltd.	200	4,342
Fujitsu, Ltd.	2,000	9,465
Hitachi Cable, Ltd.	1,000	2,206
Hogy Medical Co., Ltd.	100	6,806
Hokuhoku Financial Group, Inc.	3,000	6,950
IT Holdings Corp.*	400	6,111
ITOCHU Corp.	3,000	14,661
KDDI Corp.	1	7,005
Kobe Steel, Ltd.	3,000	5,361
Kyoei Steel, Ltd.	200	3,912
Kyorin Co., Ltd.	1,000	14,098
Makita Corp.	100	2,170
Miraca Holdings, Inc.	300	6,397
Mitsubishi UFJ Financial Group, Inc.	900	5,451
Mizuho Financial Group, Inc. [1]	1	2,922
Musashi Seimitsu Industry Co., Ltd.	100	853
Nihon Chouzai Co., Ltd.	70	965
Nippon Denko Co., Ltd.	1,000	5,030
Nippon Metal Industry Co., Ltd.	3,000	4,071
Nippon Paper Group, Inc. [1]	1	4,059
Nippon Telegraph & Telephone Corp. [1]	2	10,612
NTT DoCoMo, Inc.	10	19,459
Ohara, Inc.	100	794
The Okinawa Electric Power Co., Inc.	100	7,358
Orient Corp.*	1,000	1,070
Pacific Golf Group International Holdings KK	2	692
Ricoh Co., Ltd.	1,000	12,399
Round One Corp. [1]	2	1,524
SANKYO CO., LTD.	100	4,964
Sankyu, Inc.	1,000	3,607
Snow Brand Milk Products Co., Ltd.	1,000	3,784
Sumisho Computer Systems Corp.	200	3,265
Sumitomo Corp.	1,100	9,465
Sumitomo Mitsui Financial Group, Inc. [1]	1	4,263
Sumitomo Rubber Industries, Ltd.	400	3,433
Toho Pharmaceutical Co., Ltd.	100	1,371
Tokio Marine Holdings, Inc.	100	2,846
Tsumura & Co.	300	11,020

		226,469

Luxembourg - 0.1%
ArcelorMittal	37	880

Netherlands - 1.7%
Imtech NV	147	2,452
ING Groep NV CVA	308	3,138
Koninklijke Ahold NV	597	7,294

		12,884

Norway - 0.1%
Songa Offshore ASA*	600	1,131

Singapore - 1.2%
Singapore Press Holdings, Ltd.	4,000	8,634

Spain - 8.3%
Actividades de Construccion y Servicios SA	326	14,796
Banco Bilbao Vizcaya Argentaria SA	363	4,370
Banco Santander SA	595	5,583
Repsol YPF SA	780	16,372
Solaria Energia y Medio Ambiente SA*	179	475
Telefonica SA	891	19,631

		61,227

See Notes to Schedule of Investments.

	Number of	Market
	Shares	Value
Sweden - 2.3%
Axfood AB	162	3,431
Meda AB, Class A	183	1,215
Nordea Bank AB	649	4,489
Oriflame Cosmetics SA SDR	81	2,310
Swedish Match AB	400	5,653

		17,098

Switzerland - 5.4%
Nestle SA	37	1,446
Novartis AG	189	9,358
PSP Swiss Property AG*	34	1,683
Swiss Reinsurance	57	2,694
Swisscom AG	6	1,914
Synthes, Inc.	68	8,523
Zurich Financial Services AG	66	14,076

		39,694

United Kingdom - 23.2%
Amlin PLC	437	2,246
Anglo American PLC	469	10,425
AstraZeneca PLC	380	15,336
Aviva PLC	710	3,981
BAE Systems PLC	619	3,353
BG Group PLC	1,108	15,245
BP PLC	2,128	16,093
British American Tobacco PLC	696	18,012
Diageo PLC	478	6,604
GlaxoSmithKline PLC	772	14,257
HSBC Holdings PLC	544	5,178
Keller Group PLC	122	1,009
Prudential PLC	956	5,725
Royal Dutch Shell PLC, Class B	880	21,838
Shire PLC	172	2,503
Standard Chartered PLC	311	3,912
Standard Life PLC	2,068	6,006
Vodafone Group PLC	9,189	18,364
Xstrata PLC	133	1,224

		171,311

United States - 1.2%
iShares MSCI EAFE Index Fund	200	8,974

Total Common Stocks
(Cost $1,052,185)		730,752

	Principal
	Amount
SHORT-TERM INVESTMENTS - 1.6%
PNC Bank Money Market
Account 0.05%**, due 01/02/2009	$11,880	11,880

Total Short-Term Investments
(Cost $11,880)		11,880

Total Investments - 100.5%
(Cost $1,064,065)		742,632
Liabilities in Excess of Other Assets - (0.5%)		(3,717)

NET ASSETS - 100.0%		$738,915

*	Non-income producing security.

**	Current Yield.

[1]	Fair valued security. The aggregate value of fair valued securities is $23,380 which is 3.16% of total net assets, which have not been valued using an independent quote and were valued pursuant to guidelines established by the Board of Trustees.

REIT - Real Estate Investment Trust.

SDR - Swedish Depositary Receipts.
See Notes to Schedule of Investments.

BHR Institutional Funds
ClariVest SMid Cap Core Growth Fund
Schedule of Investments December 31, 2008 (Unaudited)

	Number of	Market
	Shares	Value
COMMON STOCKS - 103.2%
Consumer Discretionary - 9.9%
Advance Auto Parts, Inc.	28	$942
Carter’s, Inc.*	68	1,310
The Children’s Place Retail Stores, Inc.*	21	455
D.R. Horton, Inc.	98	693
DeVry, Inc.	21	1,206
Dollar Tree, Inc.*	42	1,756
Exide Technologies*	166	878
Foot Locker, Inc.	97	712
GameStop Corp., Class A*	31	671
Harman International Industries, Inc.	55	920
Hot Topic, Inc.*	102	946
Meritage Homes Corp.*	42	511
Rent-A-Center, Inc.*	50	882
Ross Stores, Inc.	47	1,397
Universal Technical Institute, Inc.*	72	1,236
The Wet Seal, Inc., Class A*	270	802
Wolverine World Wide, Inc.	59	1,241

		16,558

Consumer Staples - 7.3%
American Oriental Bioengineering, Inc.*	82	557
Central European Distribution Corp.*	29	571
Church & Dwight Co., Inc.	80	4,490
Del Monte Foods Co.	176	1,257
Flowers Foods, Inc.	36	877
Fresh Del Monte Produce, Inc.*	49	1,099
The J.M. Smucker Co.	19	824
Molson Coors Brewing Co., Class B	26	1,272
Prestige Brands Holdings, Inc.*	126	1,329

		12,276

Energy - 3.3%
Alpha Natural Resources, Inc.*	85	1,376
Clayton Williams Energy, Inc.*	15	682
Unit Corp.*	39	1,042
VAALCO Energy, Inc.*	221	1,644
Western Refining, Inc.*	108	838

		5,582

Financials - 8.4%
American Equity Investment Life Holding Co.	202	1,414
Annaly Capital Management, Inc. REIT	94	1,492
Center Financial Corp.	167	1,030
Discover Financial Services	47	448
First Niagara Financial Group, Inc.	55	889
Glacier Bancorp, Inc.	30	571
IPC Holdings, Ltd.	44	1,316
LaBranche & Co., Inc.*	89	426
Oriental Financial Group, Inc.	156	944
Provident Financial Services, Inc.	83	1,270
TriCo Bancshares	34	849
United Financial Bancorp, Inc.	82	1,241
Unum Group	117	2,176

		14,066

Health Care - 26.9%
Alkermes, Inc.*	50	533
See Notes to Schedule of Investments.

	Number of	Market
	Shares	Value
Alliance Imaging, Inc.*	156	1,243
AMERIGROUP Corp.*	54	1,594
Centene Corp.*	80	1,577
Cephalon, Inc.*	28	2,157
Chemed Corp.	41	1,631
CIGNA Corp.	118	1,988
Conmed Corp.*	64	1,532
eResearch Technology, Inc.*	251	1,664
Humana, Inc.*	24	895
Intuitive Surgical, Inc.*	5	635
Invacare Corp.	101	1,568
King Pharmaceuticals, Inc.*	333	3,536
Lincare Holdings, Inc.*	42	1,131
Martek Biosciences Corp.*	34	1,031
Matrixx Initiatives, Inc.*	95	1,567
Meridian Bioscience, Inc.	34	866
Merit Medical Systems, Inc.*	157	2,815
Nabi Biopharmaceuticals*	260	871
NPS Pharmaceuticals, Inc.*	66	410
Omnicare, Inc.	88	2,443
Perrigo Co.	64	2,068
Pharmaceutical Product Development, Inc.	38	1,102
ResMed, Inc.*	18	675
Skilled Healthcare Group, Inc., Class A*	100	844
Techne Corp.	27	1,742
Thoratec Corp.*	42	1,365
Universal Health Services, Inc., Class B	20	751
ViroPharma, Inc.*	150	1,953
Watson Pharmaceuticals, Inc.*	101	2,684

		44,871

Industrials - 14.5%
AGCO Corp.*	53	1,250
Allegiant Travel Co.*	21	1,020
AMETEK, Inc.	60	1,813
AMR Corp.*	164	1,750
Argon ST, Inc.*	38	717
The Brink’s Co.	36	968
Cenveo, Inc.*	76	338
Copart, Inc.*	41	1,115
Ducommun, Inc.	51	852
Flowserve Corp.	27	1,390
Genesee & Wyoming, Inc., Class A*	69	2,104
Goodrich Corp.	25	925
Hawaiian Holdings, Inc.*	253	1,614
Hub Group, Inc., Class A*	42	1,114
Ladish Co., Inc.*	57	789
MasTec, Inc.*	127	1,471
MSC Industrial Direct Co., Inc., Class A	48	1,768
Navistar International Corp.*	107	2,288
URS Corp.*	10	408
Watson Wyatt Worldwide, Inc., Class A	12	574

		24,268

Information Technology - 20.7%
Activision Blizzard, Inc.*	153	1,322
Acxiom Corp.*	173	1,403
Adaptec, Inc.*	735	2,426
Affiliated Computer Services, Inc., Class A*	67	3,079
Alliance Data Systems Corp.*	45	2,094
Amkor Technology, Inc.*	144	314
ANSYS, Inc.*	42	1,171
Applied Micro Circuits Corp.*	243	955
Arrow Electronics, Inc.*	38	716
BigBand Networks, Inc.*	112	618
CIBER, Inc.*	182	875
Compuware Corp.*	280	1,890
See Notes to Schedule of Investments.

	Number of	Market
	Shares	Value
CSG Systems International, Inc.*	60	1,048
EarthLink, Inc.*	348	2,352
Hackett Group, Inc. (The)*	210	613
Hewitt Associates, Inc., Class A*	113	3,207
Integrated Device Technology, Inc.*	118	662
MICROS Systems, Inc.*	63	1,028
NCR Corp.*	52	735
Nuance Communications, Inc.*	43	445
Pegasystems, Inc.	76	939
Perficient, Inc.*	95	454
SAIC, Inc.*	108	2,104
Sybase, Inc.*	70	1,734
Take-Two Interactive Software, Inc.*	121	915
Western Digital Corp.*	124	1,420

		34,519

Materials - 4.2%
Airgas, Inc.	51	1,988
Compass Minerals International, Inc.	25	1,466
FMC Corp.	45	2,013
Haynes International, Inc.*	16	394
Innophos Holdings, Inc.	33	654
Terra Industries, Inc.	28	467

		6,982

Telecommunications - 0.7%
Premiere Global Services, Inc.*	142	1,223

Utilities - 3.4%
Atmos Energy Corp.	75	1,777
California Water Service Group	26	1,207
CenterPoint Energy, Inc.	60	757
New Jersey Resources Corp.	30	1,180
NorthWestern Corp.	30	704

		5,625

Exchange Traded Funds - 3.9%
Financial Select Sector SPDR Fund	100	1,262
iShares Russell Midcap Growth Index Fund	83	2,600
iShares Russell 2000 Growth Index Fund	51	2,594

		6,456

Total Common Stocks
(Cost $202,918)		172,426

	Principal
	Amount
SHORT-TERM INVESTMENTS - 3.9%
PNC Bank Money Market
Account 0.05%**, due 01/02/2009	$6,597	6,597

Total Short-Term Investments
(Cost $6,597)		6,597

Total Investments - 107.1%
(Cost $209,515)		179,023
Liabilities in Excess of Other Assets - (7.1%)		(11,877)

NET ASSETS - 100.0%		$167,146

*	Non-income producing security.

**	Current Yield.

REIT - Real Estate Investment Trust.
See Notes to Schedule of Investments.

BHR Institutional Funds
Notes to Schedule of Investments
December 31, 2008 (Unaudited)
Note A. Security Valuation - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.
Securities, which are primarily traded on foreign markets, except for those that trade primarily in Latin America or South America, are generally valued at the preceding closing values of such securities on their respective exchanges. Securities which are primarily traded in Latin American or South American markets are valued each day at approximately the time of close of regular trading on the New York Stock Exchange. When the New York Stock Exchange is open, but the foreign market on which a security primarily trades is closed, the security will generally be valued at the last available closing value (subject to the fair value procedures adopted by the Board of Trustees) using the prevailing exchange rate.
Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Pricing Committee using the fair value procedures approved by the Board of Trustees.
Note B. Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurement” (FAS157”) – In September 2006, the Financial Accounting Standards Board (“FASB”) issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds has adopted FAS 157 as of October 1, 2008. The three levels of fair value hierarchy under FAS 157 are described below:
Level 1: Quoted prices in active markets for identical securities
Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3: Significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)
The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The summary of inputs used to value the Fund’s net assets as of December 31, 2008 is as follows:

	ClariVest International	ClariVest Smid Cap
	Equity Fund	Core Growth Fund
Level 1 - Quoted Prices	$719,252	$179,023
Level 2 - Other Significant Observable Inputs	23,380	0
Level 3 - Significant Unobservable Inputs	0	0

Total Market Value of Investments	$742,632	$179,023

BHR Institutional Funds
Notes to Schedule of Investments
December 31, 2008 (Unaudited)
Note C. Recent Accounting Pronouncement – In March 2008, FASB released Statement of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities – An amendment of FASB Statement No. 133” (“FAS 161”). FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivative instruments and hedging activities are accounted for, and how derivative instruments and related hedging activities affect an entity’s financial performance and financial position. Disclosures required by FAS 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.
Note D. Tax Disclosure - No provision for Federal income taxes is required since the Fund intends to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of December 31, 2008.
The cost, unrealized appreciation and depreciation, which are book figures that approximate Federal income tax basis at December 31, 2008 for the Fund, are as follows:

				Net
		Unrealized	Unrealized	Unrealized
Fund	Cost	Appreciation	Depreciation	Depreciation
ClariVest International Equity Fund	$1,064,065	$20,840	$(342,273)	$(321,433)
ClariVest Smid Cap Core Growth Fund	209,515	7,195	(37,687)	(30,492)
For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

BHR Institutional Funds
Mount Lucas U.S. Focused Equity Fund
Schedule of Investments December 31, 2008 (Unaudited)

	Number of	Market
	Shares	Value
COMMON STOCKS - 100.5%
Consumer Discretionary - 17.7%
Autozone, Inc.*	170	$23,710
CBS Corp., Class B	7,243	59,320
Family Dollar Stores, Inc.	913	23,802
H&R Block, Inc.	1,042	23,674
Limited Brands, Inc.	8,080	81,123
Pulte Homes, Inc.*	1,953	21,346
Wyndham Worldwide Corp.	14,288	93,586

		326,561

Consumer Staples - 11.0%
Archer-Daniels-Midland Co.	4,183	120,596
SUPERVALU, Inc.	3,965	57,889
Wal-Mart Stores, Inc.	412	23,097

		201,582

Energy - 25.8%
Apache Corp.	249	18,558
Chevron Corp.	886	65,537
ConocoPhillips	2,036	105,465
EOG Resources, Inc.	264	17,577
Hess Corp.	190	10,192
Marathon Oil Corp.	2,227	60,931
Massey Energy Co.	380	5,240
National Oilwell Varco, Inc.*	357	8,725
Southwestern Energy Co.*	1,522	44,092
Tesoro Corp.	5,898	77,677
Valero Energy Corp.	2,828	61,198

		475,192

Financials - 8.4%
The Chubb Corp.	2,579	131,529
Hudson City Bancorp, Inc.	1,399	22,328

		153,857

Health Care - 6.1%
Amgen, Inc.*	384	22,176
Celgene Corp.*	432	23,881
Gilead Sciences, Inc.*	1,010	51,651
Intuitive Surgical, Inc.*	108	13,715

		111,423

Industrials - 13.2%
Fluor Corp.	344	15,435
Ingersoll-Rand Co., Ltd., Class A	5,465	94,818
Ryder System, Inc.	3,435	133,209

		243,462

See Notes to Schedule of Investments.

	Number of	Market
	Shares	Value
Materials - 18.3%
Ashland, Inc.	2,080	21,861
The Dow Chemical Co.	4,334	65,400
Eastman Chemical Co.	2,832	89,803
MeadWestvaco Corp.	5,524	61,814
Monsanto Co.	253	17,799
United States Steel Corp.	2,156	80,203

		336,880

Total Common Stocks
(Cost $2,125,097)		1,848,957

Total Investments - 100.5%
(Cost $2,125,097)		1,848,957
Liabilities in Excess of Other Assets - (0.5%)		(8,765)

NET ASSETS - 100.0%		$1,840,192

*	Non-income producing security.
See Notes to Schedule of Investments.

BHR Institutional Funds
Notes to Schedule of Investments
December 31, 2008 (Unaudited)
Note A. Security Valuation - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.
Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Pricing Committee using the fair value procedures approved by the Board of Trustees.
Note B. Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurement” (FAS157”) – In September 2006, the Financial Accounting Standards Board (“FASB”) issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Fund has adopted FAS 157 as of October 1, 2008. The three levels of fair value hierarchy under FAS 157 are described below:
Level 1: Quoted prices in active markets for identical securities
Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3: Significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)
The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The summary of inputs used to value the Fund’s net assets as of December 31, 2008 is as follows:

Mt. Lucas US Focused
Equity Fund
Level 1 - Quoted Prices	$1,848,957
Level 2 - Other Significant Observable Inputs	0
Level 3 - Significant Unobservable Inputs	0

Total Market Value of Investments	$1,848,957

Note C. Recent Accounting Pronouncement – In March 2008, FASB released Statement of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities – An amendment of FASB Statement No. 133” (“FAS 161”). FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivative instruments and hedging activities are accounted for, and how derivative instruments and related hedging activities affect an entity’s financial performance and financial position. Disclosures required by FAS 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

BHR Institutional Funds
Notes to Schedule of Investments
December 31, 2008 (Unaudited)
Note D. Tax Disclosure - No provision for Federal income taxes is required since the Fund intends to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of December 31, 2008.
The cost, unrealized appreciation and depreciation, which are book figures that approximate Federal income tax basis at December 31, 2008 for the Fund, are as follows:

				Net
		Unrealized	Unrealized	Unrealized
Fund	Cost	Appreciation	Depreciation	Depreciation
Mount Lucas U.S. Focused Equity Fund	$2,125,097	$39,078	$(315,218)	$(276,140)
For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

BHR Institutional Funds
Smith Group Large Cap Core Growth Fund
Schedule of Investments December 31, 2008 (Unaudited)

	Number of	Market
	Shares	Value
COMMON STOCKS - 96.2%
Consumer Discretionary - 13.9%
Aeropostale, Inc.*	27,800	$447,580
Apollo Group, Inc., Class A*	7,600	582,312
AutoZone, Inc.*	3,800	529,986
Family Dollar Stores, Inc.	18,000	469,260
Strayer Education, Inc.	2,020	433,108
McDonald’s Corp.	9,300	578,367

		3,040,613

Consumer Staples - 12.0%
Church & Dwight Co., Inc.	9,300	521,916
Colgate-Palmolive Co.	8,400	575,736
General Mills, Inc.	7,795	473,546
Procter & Gamble Co.	8,200	506,924
Wal-Mart Stores, Inc.	9,900	554,994

		2,633,116

Energy - 9.6%
Cameron International Corp.*	22,500	461,250
Exxon Mobil Corp.	7,100	566,793
National Oilwell Varco, Inc.*	20,200	493,688
Valero Energy Corp.	26,600	575,624

		2,097,355

Financials - 7.1%
Aon Corp.	11,100	507,048
JPMorgan Chase & Co.	15,075	475,315
The Nasdaq OMX Group*	23,200	573,272

		1,555,635

Health Care - 18.6%
Becton Dickinson & Co.	7,700	526,603
Bristol-Myers Squibb Co.	23,200	539,400
Cephalon, Inc.*	7,000	539,280
Express Scripts, Inc.*	8,900	489,322
Intuitive Surgical, Inc.*	2,870	364,462
Omnicare, Inc.	22,000	610,720
OSI Pharmaceuticals, Inc.*	14,100	550,605
Varian Medical Systems, Inc.*	12,800	448,512

		4,068,904

Industrials - 10.7%
Jacobs Engineering Group, Inc.*	15,700	755,170
Norfolk Southern Corp.	10,100	475,205
Raytheon Co.	10,900	556,336
United Technologies Corp.	10,400	557,440

		2,344,151

See Notes to Schedule of Investments.

	Number of	Market
	Shares	Value
Information Technology - 20.1%
Affiliated Computer Services, Inc., Class A*	11,540	530,263
BMC Software, Inc.*	20,800	559,728
Harris Corp.	15,700	597,385
Hewlett-Packard Co.	14,200	515,318
Juniper Networks, Inc.*	32,628	571,316
McAfee, Inc.*	18,300	632,631
NCR Corp.*	32,200	455,308
SAIC, Inc.*	27,800	541,544

		4,403,493

Materials - 2.4%
Pactiv Corp.*	21,200	527,456

Utilities - 1.8%
FirstEnergy Corp.	8,200	398,356

Total Common Stocks
(Cost $24,239,903)		21,069,079

	Principal
	Amount
SHORT-TERM INVESTMENTS - 4.3%
PNC Bank Money Market
Account 0.05%**, due 01/02/2009	$940,309	940,309

Total Short-Term Investments
(Cost $940,309)		940,309

Total Investments - 100.5%
(Cost $25,180,212)		22,009,388
Liabilities in Excess of Other Assets - (0.5%)		(103,385)

NET ASSETS - 100.0%		$21,906,003

*	Non-income producing security.

**	Current Yield.
See Notes to Schedule of Investments.

BHR Institutional Funds
Notes to Schedule of Investments
December 31, 2008 (Unaudited)
Note A. Security Valuation - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.
Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Pricing Committee using the fair value procedures approved by the Board of Trustees.
Note B. Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurement” (FAS157”) – In September 2006, the Financial Accounting Standards Board (“FASB”) issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Fund has adopted FAS 157 as of October 1, 2008. The three levels of fair value hierarchy under FAS 157 are described below:
Level 1: Quoted prices in active markets for identical securities
Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3: Significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)
The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The summary of inputs used to value the Fund’s net assets as of December 31, 2008 is as follows:

Smith Group Large Cap
Core Growth Fund
Level 1 - Quoted Prices	$22,009,388
Level 2 - Other Significant Observable Inputs	0
Level 3 - Significant Unobservable Inputs	0

Total Market Value of Investments	$22,009,388

Note C. Recent Accounting Pronouncement – In March 2008, FASB released Statement of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities – An amendment of FASB Statement No. 133” (“FAS 161”). FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivative instruments and hedging activities are accounted for, and how derivative instruments and related hedging activities affect an entity’s financial performance and financial position. Disclosures required by FAS 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

BHR Institutional Funds
Notes to Schedule of Investments
December 31, 2008 (Unaudited)
Note D. Tax Disclosure - No provision for Federal income taxes is required since the Fund intends to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of December 31, 2008.
The cost, unrealized appreciation and depreciation, which are book figures that approximate Federal income tax basis at December 31, 2008 for the Fund, are as follows:

				Net
		Unrealized	Unrealized	Unrealized
Fund	Cost	Appreciation	Depreciation	Depreciation
Smith Group Large Cap Core Growth	$25,180,212	$535,647	$(3,706,471)	$(3,170,824)
For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
     Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BHR Institutional Funds

By (Signature and Title)*	/s/ Peter Moran
Peter Moran, President
(principal executive officer)

Date	January 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Peter Moran
Peter Moran, President
(principal executive officer)

Date	January 28, 2009

By (Signature and Title)*	/s/ John Leven
John Leven, Treasurer
(principal financial officer)

Date	January 28, 2009

*	Print the name and title of each signing officer under his or her signature.